Schedule I Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 1,058,917
Fair value	1,084,265
Amount at which shown in the consolidated balance sheets	1,084,265
Fixed-maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	966,168
Fair value	991,223
Amount at which shown in the consolidated balance sheets	991,223
Fixed-maturity securities | U.S. government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	77,857
Fair value	77,660
Amount at which shown in the consolidated balance sheets	77,660
Fixed-maturity securities | States and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	10,502
Fair value	11,005
Amount at which shown in the consolidated balance sheets	11,005
Fixed-maturity securities | Corporate Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	615,077
Fair value	640,875
Amount at which shown in the consolidated balance sheets	640,875
Fixed-maturity securities | Mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	259,748
Fair value	258,750
Amount at which shown in the consolidated balance sheets	258,750
Fixed-maturity securities | Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,984
Fair value	2,933
Amount at which shown in the consolidated balance sheets	2,933
Equity Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	8,533
Fair value	8,826
Amount at which shown in the consolidated balance sheets	8,826
Other Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	84,216
Fair value	84,216
Amount at which shown in the consolidated balance sheets	84,216
Other Investments | Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	400
Fair value	400
Amount at which shown in the consolidated balance sheets	400
Other Investments | Net Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	51,362
Fair value	51,362
Amount at which shown in the consolidated balance sheets	51,362
Other Investments | Short-Term And Other Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	32,454
Fair value	32,454
Amount at which shown in the consolidated balance sheets	32,454
Industrial, Miscellaneous, and All Others
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	8,533
Fair value	8,826
Amount at which shown in the consolidated balance sheets	$ 8,826